SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Cash Holdings) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
SUMMARY OF SIGNIFICANT ACCOUTING POLICIES [Abstract]
U.S. dollar balances held by U.S. dollar functional currency subsidiaries and at parent	$ 180	$ 130
Non-U.S. dollar balances held by non-U.S. dollar functional currency subsidiaries	132	115
U.S. dollar balances held by non-U.S. dollar functional currency subsidiaries	12	36
Non-U.S. dollar balances held by U.S. dollar functional currency subsidiaries	5	18
Total	$ 329	$ 299	$ 267	$ 259